Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Discontinued Operations
Discontinued Operations

3.                                      DISCONTINUED OPERATIONS

On August 10, 2012, the Company entered into an agreement with Sinclair to terminate, effective September 30, 2012, the distribution agreements relating to the promotion and sale of Xclair®, Numoisyn® Lozenges and Numoisyn® Liquid.

Product revenue, cost of goods sold and selling, general and administrative costs related to the promotion and sales of the of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges have been reclassified from operating results from continuing operations to income (loss) from discontinued operations in the consolidated statement of operations for all periods presented as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,		Period from August 13, 1996 (inception) to September 30,
	2011	2012	2011	2012	2012
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Product revenue	$164	$302	$524	$583	$3,604
Cost of goods sold	(95)	(110)	(273)	(293)	(2,045)
Selling, general and administrative	(237)	(121)	(755)	(578)	(9,266)
Goodwill and intangible impairment	—	—	—	—	(5,187)
Interest expense	—	—	—	—	(110)
Gain on termination of distribution agreements	—	1,192	—	1,192	1,192
Income (loss) from discontinued operations, net of tax of $0 for all periods presented	(168)	1,263	(504)	904	(11,812)

The approximately $0.9 million present value of the estimated $1.0 million of minimum royalty payments the Company will receive over the next three years ending September 30, 2015 arising from the termination and settlement agreement and the recognition of approximately $0.3 million associated with a $0.3 million product returns provision liability for which an offsetting asset has been recorded based on our rights under the termination and settlement agreement result in a $1.2 million gain on termination of the distribution agreements for the three and nine months ended September 30, 2012.

The assets and liabilities associated with product promotion and sale have been classified within assets and liabilities of discontinued operations in the accompanying consolidated balance sheets:

	December 31, 2011	September 30, 2012
	(Unaudited)	(Unaudited)
Current assets of discontinued operations:
Inventory	$182	$—
Short term portion of minimum royalty arrangement receivable, net	—	423
Returns indemnification receivable	—	336
Accounts receivable	131	122
Total current assets of discontinued operations	313	881
Long-term assets of discontinued operations:
Long-term portion of minimum royalty arrangement receivable, net	—	433
Total assets of discontinued operations	313	1,314

Current liabilities of discontinued operations:
Accounts payable	$46	$—
Returns provision	202	336
Accrued liabilities and other current liabilities	279	102
Total current liabilities of discontinued operations	$527	$438

3                                         Discontinued Operations

On August 10, 2012, the Company entered into an agreement with Sinclair to terminate, effective September 30, 2012, the distribution agreements relating to the promotion and sale of Xclair®, Numoisyn® Lozenges and Numoisyn® Liquid.

Product revenue, cost of goods sold and selling, general and administrative costs related to the promotion and sales of the of Xclair®, Numoisyn® Liquid and Numoisyn® Lozenges have been reclassified from operating results from continuing operations to loss from discontinued operations in the consolidated statement of operations for all periods presented as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011	Period from August 13, 1996 (inception) to December 31, 2011
Product revenue	$910	$574	$699	$3,021
Cost of goods sold	(545)	(418)	(360)	(1,752)
Selling, general and administrative	(1,907)	(1,287)	(979)	(8,688)
Goodwill and intangible impairment	—	—	—	(5,187)
Interest expense	(7)	—	—	(110)
Loss from discontinued operations, net of tax	$(1,549)	$(1,131)	$(640)	$(12,716)

The assets and liabilities associated with product promotion and sale have been classified within assets and liabilities of discontinued operations in the accompanying consolidated balance sheets:

	December 31, 2010	December 31, 2011
Current assets of discontinued operations:
Inventory	$174	$182
Accounts receivable	138	131
Total current assets of discontinued operations	$312	$313

Current liabilities of discontinued operations:
Accounts payable	$133	$46
Returns provision	268	202
Accrued liabilities and other current liabilities	110	279
Total current liabilities of discontinued operations	$511	$527